Retirement And Severance Benefits (Schedule Of Fair Values Of Pension Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	¥ 50,848		¥ 53,608
Life insurance company general accounts	196,880		198,010
Other	142,042	[1]	151,195	[1]
Total	1,721,398		1,746,518
Japanese Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	84,697		86,831
Foreign Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	78,952		115,530
Government And Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	133,962		177,679
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	50,011		45,019
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	457,196	[2]	444,630	[2]
Debt securities	526,810	[3]	474,016	[3]
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	22,503		42,417
Total	320,114		420,292
Level 1 [Member] | Japanese Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	84,697		86,831
Level 1 [Member] | Foreign Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	78,952		113,294
Level 1 [Member] | Government And Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	133,962		177,679
Level 1 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			71	[2]
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	28,345		11,191
Life insurance company general accounts	196,880		198,010
Other	121,470	[1]	130,181	[1]
Total	1,380,712		1,305,212
Level 2 [Member] | Foreign Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			2,236
Level 2 [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	50,011		45,019
Level 2 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	457,196	[2]	444,559	[2]
Debt securities	526,810	[3]	474,016	[3]
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other	20,572	[1]	21,014	[1]
Total	¥ 20,572		¥ 21,014

[1]	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.
[2]	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
[3]	These funds primarily invest in Japanese government bonds and foreign government bonds.